Details of Significant Accounts - Financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Add: Valuation adjustment	$ (4,980)	$ (5,224)
Financial liabilities designated as at fair value through profit or loss	3,451	3,207
Warrant liabilities
Disclosure of financial liabilities [line items]
Non-current liabilities	8,431	8,431
Financial liabilities designated as at fair value through profit or loss	$ 3,451	$ 3,207